UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07388

The Value Line Emerging Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: March 31,2009

Date of reporting period: June 30, 2009

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 6/30/09 is included with this Form.

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)	June 30, 2009

Shares		Value

COMMON STOCKS (94.2%)

	AEROSPACE/DEFENSE (2.9%)
27,000	Alliant Techsystems, Inc. *	$2,223,720
102,000	BE Aerospace, Inc. *	1,464,720
79,200	Esterline Technologies Corp. *	2,143,944
6,400	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	249,600
47,000	HEICO Corp.	1,704,220
54,025	Moog, Inc. Class A *	1,394,385
177,000	Orbital Sciences Corp. *	2,685,090
24,800	Precision Castparts Corp.	1,811,144
44,700	Teledyne Technologies, Inc. *	1,463,925
		15,140,748
	APPAREL (1.5%)
136,000	Guess?, Inc.	3,506,080
66,000	Phillips-Van Heusen Corp.	1,893,540
77,000	Warnaco Group, Inc. (The) *	2,494,800
		7,894,420
	AUTO & TRUCK (0.1%)
8,000	Navistar International Corp. *	348,800
	AUTO PARTS (1.1%)
67,000	BorgWarner, Inc.	2,288,050
200,000	LKQ Corp. *	3,290,000
		5,578,050
	BANK (0.3%)
10,000	Bancolombia S.A. ADR	305,000
37,500	Bank of Hawaii Corp.	1,343,625
		1,648,625
	BANK - MIDWEST (0.2%)
15,040	Commerce Bancshares, Inc.	478,723
7,916	First Financial Bankshares, Inc.	398,650
4,250	IBERIABANK Corp.	167,492
		1,044,865
	BEVERAGE - ALCOHOLIC (0.3%)
64,025	Central European Distribution Corp. *	1,701,144
	BEVERAGE - SOFT DRINK (0.8%)
140,000	Hansen Natural Corp. *	4,314,800
	BIOTECHNOLOGY (0.8%)
31,000	Alnylam Pharmaceuticals, Inc. *	690,370
33,200	Techne Corp.	2,118,492
15,400	United Therapeutics Corp. *	1,283,282
		4,092,144
	BUILDING MATERIALS (0.2%)
10,500	Ameron International Corp.	703,920
28,000	Dynamic Materials Corp.	539,840
		1,243,760
	CANADIAN ENERGY (0.2%)
35,000	Suncor Energy, Inc.	1,061,900
	CHEMICAL - DIVERSIFIED (1.0%)
28,000	Albemarle Corp.	715,960

Shares		Value
18,000	FMC Corp.	$851,400
89,200	LSB Industries, Inc. *	1,442,364
60,000	Sociedad Quimica y Minera de Chile S.A. ADR	2,171,400
		5,181,124
	CHEMICAL - SPECIALTY (1.6%)
50,700	Airgas, Inc.	2,054,871
12,400	Ecolab, Inc.	483,476
32,000	Lubrizol Corp. (The)	1,513,920
16,000	NewMarket Corp.	1,077,280
8,000	Praxair, Inc.	568,560
58,000	Sigma-Aldrich Corp.	2,874,480
		8,572,587
	COAL (0.2%)
40,000	Alpha Natural Resources, Inc. *	1,050,800
	COMPUTER & PERIPHERALS (0.9%)
79,200	MICROS Systems, Inc. *	2,005,344
71,600	Synaptics, Inc. *	2,767,340
		4,772,684
	COMPUTER SOFTWARE & SERVICES (4.5%)
70,200	Advent Software, Inc. *	2,301,858
111,726	ANSYS, Inc. *	3,481,382
9,000	ArcSight, Inc. *	159,930
82,600	Blackbaud, Inc.	1,284,430
55,200	Cognizant Technology Solutions Corp. Class A *	1,473,840
117,000	Concur Technologies, Inc. *	3,636,360
50,700	Equinix, Inc. *	3,687,918
330,000	Lawson Software, Inc. *	1,841,400
29,800	ManTech International Corp. Class A *	1,282,592
25,000	Omniture, Inc. *	314,000
26,000	Quality Systems, Inc.	1,480,960
90,000	Sybase, Inc. *	2,820,600
		23,765,270
	DIVERSIFIED COMPANIES (3.3%)
89,200	Acuity Brands, Inc.	2,502,060
87,700	AMETEK, Inc.	3,032,666
95,000	Barnes Group, Inc.	1,129,550
63,000	Brink's Co. (The)	1,828,890
12,000	Chemed Corp.	473,760
52,800	ESCO Technologies, Inc. *	2,365,440
10,600	GeoEye, Inc. *	249,736
43,500	Matthews International Corp. Class A	1,353,720
49,700	Taubman Centers, Inc.	1,334,942
43,600	Valmont Industries, Inc.	3,142,688
		17,413,452
	DRUG (3.6%)
118,000	Alexion Pharmaceuticals, Inc. *	4,852,160
37,500	AMAG Pharmaceuticals, Inc. *	2,050,125
99,000	Auxilium Pharmaceuticals, Inc. *	3,106,620
61,589	Celgene Corp. *	2,946,418
31,200	Covance, Inc. *	1,535,040
61,187	Immucor, Inc. *	841,933
128,200	PAREXEL International Corp. *	1,843,516

Value Line Emerging Opportunities Fund, Inc.

Shares		Value
22,000	Perrigo Co.	$611,160
59,000	Pharmaceutical Product Development, Inc.	1,369,980
		19,156,952
	E-COMMERCE (1.7%)
72,000	Ctrip.com International Ltd. ADR *	3,333,600
180,000	Informatica Corp. *	3,094,200
60,000	Salesforce.com, Inc. *	2,290,200
		8,718,000
	EDUCATIONAL SERVICES (2.8%)
72,000	Blackboard, Inc. *	2,077,920
34,000	DeVry, Inc.	1,701,360
48,500	ITT Educational Services, Inc. *	4,882,010
28,000	New Oriental Education & Technology Group, Inc. ADR *	1,886,080
19,000	Strayer Education, Inc.	4,144,090
		14,691,460
	ELECTRICAL EQUIPMENT (1.6%)
13,000	Baldor Electric Co.	309,270
81,000	EnerSys *	1,473,390
48,000	FLIR Systems, Inc. *	1,082,880
71,700	General Cable Corp. *	2,694,486
13,200	Rofin-Sinar Technologies, Inc. *	264,132
47,000	Thomas & Betts Corp. *	1,356,420
70,600	Trimble Navigation Ltd. *	1,385,878
		8,566,456
	ELECTRICAL UTILITY - CENTRAL (0.7%)
77,000	ITC Holdings Corp.	3,492,720
	ELECTRONICS (0.8%)
78,000	Amphenol Corp. Class A	2,467,920
94,950	Diodes, Inc. *	1,485,018
		3,952,938
	ENTERTAINMENT (0.1%)
29,100	Central European Media Enterprises Ltd. Class A *	572,979
	ENTERTAINMENT TECHNOLOGY (0.2%)
29,000	Dolby Laboratories, Inc. Class A *	1,081,120
	ENVIRONMENTAL (2.3%)
119,000	Calgon Carbon Corp. *	1,652,910
60,800	Clean Harbors, Inc. *	3,282,592
29,000	Fuel Tech, Inc. *	281,300
22,500	Republic Services, Inc.	549,225
73,600	Stericycle, Inc. *	3,792,608
108,000	Waste Connections, Inc. *	2,798,280
		12,356,915
	FINANCIAL SERVICES - DIVERSIFIED (2.1%)
23,400	Affiliated Managers Group, Inc. *	1,361,646
11,400	BlackRock, Inc.	1,999,788
3,000	Credicorp Ltd.	174,600
24,000	Eaton Vance Corp.	642,000

Shares		Value
74,000	EZCORP, Inc. Class A *	$797,720
9,135	Fidelity National Information Services, Inc.	182,335
53,250	Financial Federal Corp.	1,094,287
32,800	First Cash Financial Services, Inc. *	574,656
24,000	Global Payments, Inc.	899,040
45,300	ProAssurance Corp. *	2,093,313
45,000	Wright Express Corp. *	1,146,150
		10,965,535
	FOOD PROCESSING (1.5%)
175,800	Flowers Foods, Inc.	3,839,472
69,000	McCormick & Company, Inc.	2,244,570
32,400	Ralcorp Holdings, Inc. *	1,973,808
		8,057,850
	FOOD WHOLESALERS (1.1%)
102,000	Green Mountain Coffee Roasters, Inc. *	6,030,240
	FOREIGN TELECOMMUNICATIONS (0.3%)
21,722	Brasil Telecom Participacoes S.A. ADR	834,125
26,998	Brasil Telecom S.A. ADR	528,351
		1,362,476
	GROCERY (0.5%)
112,000	Ruddick Corp.	2,624,160
	HEALTH CARE INFORMATION SYSTEMS (0.1%)
6,000	Cerner Corp. *	373,740
7,400	Computer Programs & Systems, Inc.	283,494
		657,234
	HOME APPLIANCES (0.1%)
22,700	Toro Co. (The)	678,730
	HOTEL/GAMING (1.3%)
55,000	Bally Technologies, Inc. *	1,645,600
48,000	Penn National Gaming, Inc. *	1,397,280
124,000	WMS Industries, Inc. *	3,907,240
		6,950,120
	HOUSEHOLD PRODUCTS (0.8%)
71,000	Church & Dwight Co., Inc.	3,856,010
12,000	Tupperware Brands Corp.	312,240
		4,168,250
	HUMAN RESOURCES (0.9%)
54,000	Hewitt Associates, Inc. Class A *	1,608,120
85,300	Watson Wyatt Worldwide, Inc. Class A	3,201,309
		4,809,429
	INDUSTRIAL SERVICES (5.7%)
38,100	Aaron Rents, Inc.	1,136,142
63,000	Brink's Home Security Holdings, Inc. *	1,783,530
19,600	C.H. Robinson Worldwide, Inc.	1,022,140
131,900	Corrections Corp. of America *	2,240,981
102,000	EMCOR Group, Inc. *	2,052,240
83,000	FTI Consulting, Inc. *	4,209,760
134,900	Geo Group, Inc. (The) *	2,506,442
10,800	Michael Baker Corp. *	457,488

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
166,920	Quanta Services, Inc. *	$3,860,859
111,600	Ritchie Bros. Auctioneers, Inc.	2,617,020
82,100	Stanley, Inc. *	2,699,448
114,865	URS Corp. *	5,688,115
		30,274,165
	INFORMATION SERVICES (1.8%)
27,000	Alliance Data Systems Corp. *	1,112,130
85,400	Arbitron, Inc.	1,357,006
52,050	FactSet Research Systems, Inc.	2,595,734
36,700	IHS, Inc. Class A *	1,830,229
27,000	Interactive Data Corp.	624,780
182,000	Nuance Communications, Inc. *	2,200,380
		9,720,259
	INSURANCE - LIFE (0.2%)
22,400	Reinsurance Group of America, Inc.	781,984
	INSURANCE - PROPERTY & CASUALTY (1.7%)
63,500	American Financial Group, Inc.	1,370,330
54,300	Arch Capital Group Ltd. *	3,180,894
27,000	Odyssey Re Holdings Corp.	1,079,460
63,200	RLI Corp.	2,831,360
10,000	Tower Group, Inc.	247,800
		8,709,844
	INTERNET (0.9%)
135,000	Atheros Communications, Inc. *	2,597,400
153,000	CyberSource Corp. *	2,340,900
		4,938,300
	MACHINERY (7.6%)
27,000	Actuant Corp. Class A	329,400
75,750	Applied Industrial Technologies, Inc.	1,492,275
60,000	Bucyrus International, Inc.	1,713,600
14,100	Cascade Corp.	221,793
35,800	CIRCOR International, Inc.	845,238
88,400	Curtiss-Wright Corp.	2,628,132
34,800	Donaldson Company, Inc.	1,205,472
28,000	Flowserve Corp.	1,954,680
78,000	Foster Wheeler AG *	1,852,500
96,400	Gardner Denver, Inc. *	2,426,388
44,850	Graco, Inc.	987,597
54,400	IDEX Corp.	1,336,608
69,500	Kaydon Corp.	2,262,920
101,600	Lennox International, Inc.	3,262,376
44,400	Lincoln Electric Holdings, Inc.	1,600,176
29,100	Lindsay Corp.	963,210
116,000	Manitowoc Company, Inc. (The)	610,160
44,000	Middleby Corp. (The) *	1,932,480
20,900	MSC Industrial Direct Co., Inc. Class A	741,532
44,000	Nordson Corp.	1,701,040
58,000	Regal-Beloit Corp.	2,303,760
71,000	Robbins & Myers, Inc.	1,366,750
43,200	Roper Industries, Inc.	1,957,392

Shares		Value
57,000	Snap-on, Inc.	$1,638,180
5,600	Tennant Co.	102,984
85,000	Wabtec Corp.	2,734,450
		40,171,093
	MARITIME (0.6%)
92,400	Kirby Corp. *	2,937,396
	MEDICAL SERVICES (1.3%)
58,333	Amedisys, Inc. *	1,926,156
12,000	Emergency Medical Services Corp. Class A *	441,840
19,200	Gentiva Health Services, Inc. *	316,032
47,000	ICON PLC ADR *	1,014,260
23,000	Kendle International, Inc. *	281,520
100,000	PSS World Medical, Inc. *	1,851,000
11,100	Psychiatric Solutions, Inc. *	252,414
76,000	Sun Healthcare Group, Inc. *	641,440
		6,724,662
	MEDICAL SUPPLIES (9.0%)
2,000	Abaxis, Inc. *	41,080
12,600	Bard (C.R.), Inc.	938,070
40,000	Bio-Rad Laboratories, Inc. Class A *	3,019,200
12,000	Charles River Laboratories International, Inc. *	405,000
67,000	DENTSPLY International, Inc.	2,044,840
64,000	Edwards Lifesciences Corp. *	4,353,920
68,500	Haemonetics Corp. *	3,904,500
34,000	Henry Schein, Inc. *	1,630,300
46,800	IDEXX Laboratories, Inc. *	2,162,160
166,000	Illumina, Inc. *	6,464,040
2,600	Integra LifeSciences Holdings Corp. *	68,926
18,400	Intuitive Surgical, Inc. *	3,011,344
87,000	Life Technologies Corp. *	3,629,640
46,000	Masimo Corp. *	1,109,060
120,800	Meridian Bioscience, Inc.	2,727,664
9,000	Natus Medical, Inc. *	103,860
94,900	NuVasive, Inc. *	4,232,540
95,000	Owens & Minor, Inc.	4,162,900
87,000	West Pharmaceutical Services, Inc.	3,031,950
26,800	Zoll Medical Corp. *	518,312
		47,559,306
	METALS & MINING DIVERSIFIED (0.0%)
3,000	AMCOL International Corp.	64,740
	METALS FABRICATING (0.1%)
13,000	Harsco Corp.	367,900
20,000	Kennametal, Inc.	383,600
		751,500
	NATURAL GAS - DISTRIBUTION (1.8%)
37,200	AGL Resources, Inc.	1,182,960
78,000	Northwest Natural Gas Co.	3,456,960

Value Line Emerging Opportunities Fund, Inc.

Shares		Value
94,400	South Jersey Industries, Inc.	$3,293,616
54,700	UGI Corp.	1,394,303
		9,327,839
	NATURAL GAS - DIVERSIFIED (0.5%)
16,000	Energen Corp.	638,400
95,800	Penn Virginia Corp.	1,568,246
4,720	XTO Energy, Inc.	180,021
		2,386,667
	OILFIELD SERVICES/EQUIPMENT (3.0%)
91,000	Arena Resources, Inc. *	2,898,350
16,000	Atwood Oceanics, Inc. *	398,560
103,000	AZZ, Inc. *	3,544,230
71,000	Bristow Group, Inc. *	2,103,730
20,000	Core Laboratories N.V.	1,743,000
38,800	FMC Technologies, Inc. *	1,458,104
47,000	Oceaneering International, Inc. *	2,124,400
57,000	Superior Energy Services, Inc. *	984,390
63,000	Willbros Group, Inc. *	788,130
		16,042,894
	PACKAGING & CONTAINER (2.1%)
99,200	AptarGroup, Inc.	3,349,984
96,000	CLARCOR, Inc.	2,802,240
61,600	Greif, Inc. Class A	2,723,952
44,200	Silgan Holdings, Inc.	2,167,126
		11,043,302
	PAPER & FOREST PRODUCTS (0.4%)
74,000	Koppers Holdings, Inc.	1,951,380
	PETROLEUM - INTEGRATED (0.5%)
88,800	Denbury Resources, Inc. *	1,308,024
62,800	Frontier Oil Corp.	823,308
20,000	Holly Corp.	359,600
		2,490,932
	PETROLEUM - PRODUCING (0.9%)
33,050	Atlas America, Inc.	590,604
46,000	Forest Oil Corp. *	686,320
14,000	Quicksilver Resources, Inc. *	130,060
80,700	Range Resources Corp.	3,341,787
		4,748,771
	PHARMACY SERVICES (0.3%)
54,700	Catalyst Health Solutions, Inc. *	1,364,218
18,000	PetMed Express, Inc. *	270,540
		1,634,758
	POWER (0.3%)
83,000	Covanta Holding Corp. *	1,407,680
6,000	Ormat Technologies, Inc.	241,860
		1,649,540

Shares		Value
	PRECISION INSTRUMENT (1.3%)
36,700	Badger Meter, Inc.	$1,504,700
1,400	Dionex Corp. *	85,442
24,600	Thermo Fisher Scientific, Inc. *	1,002,942
30,000	Triumph Group, Inc.	1,200,000
22,400	Varian, Inc. *	883,232
104,600	Woodward Governor Co.	2,071,080
		6,747,396
	PUBLISHING (0.3%)
13,000	John Wiley & Sons, Inc. Class A	432,250
26,000	VistaPrint Ltd. *	1,108,900
		1,541,150
	R.E.I.T. (0.1%)
12,000	PS Business Parks, Inc.	581,280
	RAILROAD (0.7%)
90,700	Genesee & Wyoming, Inc. Class A *	2,404,457
78,000	Kansas City Southern *	1,256,580
		3,661,037
	RECREATION (0.9%)
130,000	Marvel Entertainment, Inc. *	4,626,700
	RESTAURANT (0.2%)
12,200	Chipotle Mexican Grill, Inc. Class A *	976,000
	RETAIL - AUTOMOTIVE (0.7%)
62,000	Copart, Inc. *	2,149,540
45,400	O'Reilly Automotive, Inc. *	1,728,832
		3,878,372
	RETAIL - SPECIAL LINES (2.1%)
133,000	Aeropostale, Inc. *	4,557,910
133,500	Buckle, Inc. (The)	4,241,295
100,000	GameStop Corp. Class A *	2,201,000
		11,000,205
	SECURITIES BROKERAGE (0.9%)
33,000	Raymond James Financial, Inc.	567,930
91,000	Stifel Financial Corp. *	4,376,190
		4,944,120
	SHOE (0.4%)
91,750	Wolverine World Wide, Inc.	2,024,005
	STEEL - GENERAL (0.3%)
25,000	Ampco-Pittsburgh Corp.	586,250
48,800	Cliffs Natural Resources, Inc.	1,194,136
		1,780,386
	TELECOMMUNICATION SERVICES (1.2%)
93,000	Alaska Communications Systems Group, Inc.	680,760
60,417	American Tower Corp. Class A *	1,904,948
55,008	Crown Castle International Corp. *	1,321,292
69,000	Premiere Global Services, Inc. *	747,960

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
161,000	TW Telecom, Inc. *	$1,653,470
		6,308,430
	TELECOMMUNICATIONS EQUIPMENT (0.3%)
40,200	Comtech Telecommunications Corp. *	1,281,576
20,200	Nice Systems Ltd. ADR *	466,014
		1,747,590
	THRIFT (0.1%)
47,448	Hudson City Bancorp, Inc.	630,584
	TIRE & RUBBER (0.1%)
15,600	Carlisle Companies, Inc.	375,024
	TOILETRIES & COSMETICS (0.5%)
35,500	Chattem, Inc. *	2,417,550
	TRUCKING (1.5%)
126,400	HUB Group, Inc. Class A *	2,608,896
124,000	Hunt (J.B.) Transport Services, Inc.	3,785,720
44,400	Landstar System, Inc.	1,594,404
		7,989,020
	WATER UTILITY (0.6%)
9,300	American States Water Co.	322,152
32,000	California Water Service Group	1,178,880
58,000	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,739,420
		3,240,452
	WIRELESS NETWORKING (0.9%)
35,700	Itron, Inc. *	1,965,999
110,000	SBA Communications Corp. Class A *	2,699,400
10,000	Starent Networks Corp. *	244,100
		4,909,499
	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (94.2%) (Cost $510,290,016)	497,006,869

Principal Amount		Value
SHORT-TERM INVESTMENTS (5.3%)
	U.S. GOVERNMENT AGENCY OBLIGATIONS (5.3%)
$20,000,000	Fannie Mae Discount Notes, 0.13%, 8/3/09 (1)	19,998,166
4,000,000	Federal Home Loan Bank Discount Notes, 0.12%, 7/22/09 (1)	3,999,767

Principal Amount		Value
$3,800,000	Tennessee Valley Authority Discount Note, 0.22%, 9/17/09 (1)	$3,799,012
		27,796,945
	TOTAL SHORT-TERM INVESTMENTS (Cost $27,796,945)	27,796,945
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)	2,761,687
NET ASSETS (2) (100%)	$527,565,501
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($527,565,501 ÷ 24,230,854 shares outstanding)	$21.77

*	Non-income producing.
(1)	The rate shown on discount securities represents the yield or rate as of June 30, 2009.
(2)
For federal income tax purposes, the aggregate cost was $538,086,961, aggregate gross unrealized appreciation was $72,008,079, aggregate gross unrealized depreciation was $85,291,226 and the net unrealized depreciation was $13,283,147.

ADR	American Depositary Receipt.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)	June 30, 2009

ASSETS VALUATION INPUT
Description	Level 1	Level 2
Common Stocks
Aerospace/Defense	$15,140,748	$—
Apparel	7,894,420	—
Auto & Truck	348,800	—
Auto Parts	5,578,050	—
Bank	1,648,625	—
Bank - Midwest	1,044,865	—
Beverage - Alcoholic	1,701,144	—
Beverage - Soft Drink	4,314,800	—
Biotechnology	4,092,144	—
Building Materials	1,243,760	—
Canadian Energy	1,061,900	—
Chemical - Diversified	5,181,124	—
Chemical - Specialty	8,572,587	—
Coal	1,050,800	—
Computer & Peripherals	4,772,684	—
Computer Software & Services	23,765,270	—
Diversified Companies	17,413,452	—
Drug	19,156,952	—
E-Commerce	8,718,000	—
Educational Services	14,691,460	—
Electrical Equipment	8,566,456	—
Electrical Utility - Central	3,492,720	—
Electronics	3,952,938	—
Entertainment	572,979	—
Entertainment Technology	1,081,120	—
Environmental	12,356,915	—
Financial Services - Diversified	10,965,535	—
Food Processing	8,057,850	—
Food Wholesalers	6,030,240	—
Foreign Telecommunications	1,362,476	—
Grocery	2,624,160	—
Health Care Information Systems	657,234	—
Home Appliances	678,730	—
Hotel/Gaming	6,950,120	—
Household Products	4,168,250	—
Human Resources	4,809,429	—
Industrial Services	30,274,165	—
Information Services	9,720,259	—
Insurance - Life	781,984	—
Insurance - Property & Casualty	8,709,844	—
Internet	4,938,300	—
Machinery	40,171,093	—
Maritime	2,937,396	—
Medical Services	6,724,662	—
Medical Supplies	47,559,306	—
Metals & Mining Diversified	64,740	—
Metals Fabricating	751,500	—
Natural Gas - Distribution	9,327,839	—
Natural Gas - Diversified	2,386,667	—
Oilfield Services/Equipment	16,042,894	—
Packaging & Container	11,043,302	—
Paper & Forest Products	1,951,380	—
Petroleum - Integrated	2,490,932	—
Petroleum - Producing	4,748,771	—
Pharmacy Services	1,634,758	—
Power	1,649,540	—
Precision Instrument	6,747,396	—
Publishing	1,541,150	—
R.E.I.T.	581,280	—
Railroad	3,661,037	—

Value Line Emerging Opportunities Fund, Inc.

June 30, 2009

Recreation	4,626,700	—
Restaurant	976,000	—
Retail - Automotive	3,878,372	—
Retail - Special Lines	11,000,205	—
Securities Brokerage	4,944,120	—
Shoe	2,024,005	—
Steel - General	1,780,386	—
Telecommunication Services	6,308,430	—
Telecommunications Equipment	1,747,590	—
Thrift	630,584	—
Tire & Rubber	375,024	—
Toiletries & Cosmetics	2,417,550	—
Trucking	7,989,020	—
Water Utility	3,240,452	—
Wireless Networking	4,909,499	—
Total Common Stocks	497,006,869	—
Short-Term Investments
U.S. Government Agency Obligations	—	27,796,945
Total Short-Term Investments	—	27,796,945
Total	$497,006,869	$27,796,945

For the period ended 6/30/09, there were no Level 3 investments.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	August 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	August 18, 2009